UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if amendment [ ]; Amendment Number:   __

This Amendment (Check only one):  [ ] a restatement
                                  [ ]  adds new holdings entries

Institutional Investment Manager Filing this report:

Name:    Greenhaven Associates, Inc.
         Three Manhattanville Road
         Purchase, NY  10577

Form 13F File Number:  28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Chris A. Wachenheim
Title:   Executive Vice President
Phone:   914-253-9374

Signature, Place, and Date of Signing:

/s/  Chris A. Wachenheim            Purchase, NY             July 25, 2011
--------------------------        ----------------         -----------------
       [Signature]                  [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager:
[If there are no entries in this list omit this section.]

Form 13F File Number                Name

-----------------------             ---------------------------------------
[Repeat as necessary.]

                          Greenhaven Associates, Inc.
                        13F Period Ending June 30, 2011

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                 COL 1                   COL 2     COL 3        COL4         COL 5             COL 6                  COL 7
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                                       TITLE OF                 VALUE      PRINCIPAL                 SHARED
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                                         CLASS     CUSIP        ($000)      AMOUNT        SOLE       OTHER       SOLE         NONE
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
3M Company (MMM)                        COMMON     88579Y101    348,348    3,672,625     732,235   2,940,390    732,235    2,940,390
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Agilent  Technologies, Inc. (A)         COMMON     00846U101     56,526    1,105,970      50,700   1,055,270     50,700    1,055,270
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Air Products & Chemicals (APD)          COMMON     009158106    315,398    3,299,830     603,875   2,695,955    603,875    2,695,955
------------------------------------------------------------------------------------------------------------------------------------
Baker Hughes Inc. (BHI)                 COMMON     057224107    126,517    1,743,615      77,500   1,666,115     77,500    1,666,115
------------------------------------------------------------------------------------------------------------------------------------
Becton Dickinson & Co (BDX)             COMMON     075887109    288,412    3,347,014     615,555   2,731,459    615,555    2,731,459
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Devon Energy Corp (DVN)                 COMMON     25179M103    303,033    3,845,108     612,500   3,232,608    612,500    3,232,608
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EQT Corporation (EQT)                   COMMON     26884L109    168,488    3,208,074     681,000   2,527,074    681,000    2,527,074
------------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Company (EMR)          COMMON     291011104     72,179    1,283,175           -   1,283,175          -    1,283,175
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FedEx Corp (FDX)                        COMMON     31428X106    385,557    4,064,918   1,024,970   3,039,948  1,024,970    3,039,948
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International Business Machines (IBM)   COMMON     459200101    288,784    1,683,380     277,000   1,406,380    277,000    1,406,380
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Lowe's Companies, Inc. (LOW)            COMMON     548661107    144,796    6,211,769     943,000   5,268,769    943,000    5,268,769
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Molex Inc.  (MOLX)                      COMMON     608554101     38,348    1,488,100     317,500   1,170,600    317,500    1,170,600
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Molex Inc. - CL A  (MOLXA)              COMMON     608554200      2,773      129,101      36,500      92,601     36,500       92,601
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Perkinelmer, Inc. (PKI)                 COMMON     714046109     45,068    1,674,750       6,000   1,668,750      6,000    1,668,750
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Plains All Amer Pipeline LP (PAA)       COMMON     726503105      3,456       54,000       4,000      50,000      4,000       50,000
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Praxair Inc. (PX)                       COMMON     74005P104     77,062      710,970      66,560     644,410     66,560      644,410
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RHJ International (RHJIF)               COMMON     749561205     11,769    1,632,025   1,198,900     433,125  1,198,900      433,125
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Rockwell Collins, Inc. (COL)            COMMON     774341101    137,862    2,234,759     309,200   1,925,559    309,200    1,925,559
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TE Connectivity Ltd (TEL)               COMMON     H84989104     88,381    2,404,282     312,500   2,091,782    312,500    2,091,782
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Thermo Fisher Scientific (TMO)          COMMON     883556102     43,938      682,380       5,000     677,380      5,000      677,380
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Union Pacific Corp (UNP)                COMMON     907818108     30,899      295,972      13,085     282,887     13,085      282,887
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United Parcel Service (UPS)             COMMON     911312106    242,448    3,324,395     450,100   2,874,295    450,100    2,874,295
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Whirlpool Corp (WHR)                    COMMON     963320106     62,063      763,200     117,500     645,700    117,500      645,700
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                                                              3,282,108
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